UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value

Chemicals (19.2%)

Air Products & Chemicals, Inc.	27,100	$2,141,984

Albemarle Corp.	29,900	1,814,930

Arkema (France)	4,401	289,055

BASF SE (Germany)	112,128	7,832,006

Celanese Corp. Ser. A	50,200	1,998,462

Dow Chemical Co. (The)	189,900	5,898,294

E.I. du Pont de Nemours & Co.	73,976	3,570,082

Eastman Chemical Co.	44,300	2,062,608

Georgia Gulf Corp.(NON)	35,900	1,068,384

Lanxess AG (Germany)	53,516	3,553,982

Linde AG (Germany)	13,443	2,065,886

LyondellBasell Industries NV Class A (Netherlands)	23,117	912,197

Monsanto Co.	42,869	3,309,487

Mosaic Co. (The)	56,200	2,679,616

Petronas Chemicals Group Bhd (Malaysia)	7,000	14,787

Potash Corp. of Saskatchewan, Inc. (Canada)	139	5,506

PPG Industries, Inc.	12,364	1,278,932

Praxair, Inc.	19,800	2,103,552

Solvay SA (Belgium)	15,046	1,586,022

Syngenta AG (Switzerland)	13,531	4,360,455

Tronox, Inc.(NON)	63,771	10,330,902

		58,877,129
Containers and packaging (1.5%)

Crown Holdings, Inc.(NON)	133,200	4,540,788

		4,540,788
Energy equipment and services (9.3%)

Baker Hughes, Inc.	99,400	4,147,962

Cameron International Corp.(NON)	125,800	5,747,802

National Oilwell Varco, Inc.	30,500	2,035,875

Schlumberger, Ltd.	150,709	9,532,344

Seadrill, Ltd. (Norway)	101,581	3,379,325

Technip SA (France)	40,999	3,761,150

		28,604,458
Machinery (0.1%)

China National Materials Co., Ltd. (China)	707,000	225,903

		225,903
Metals and mining (16.1%)

Barrick Gold Corp. (Canada)	181,600	7,136,703

BHP Billiton PLC (United Kingdom)	523,091	13,713,995

First Quantum Minerals, Ltd. (Canada)	155,400	2,721,776

Fortescue Metals Group, Ltd. (Australia)	589	2,651

Goldcorp, Inc. (Canada)	159,400	5,818,250

Iluka Resources, Ltd. (Australia)	256,955	3,354,017

Kinross Gold Corp. (Canada)	200,400	1,608,478

Newcrest Mining, Ltd. (Australia)	403	9,783

Rio Tinto PLC (United Kingdom)	152,948	6,595,727

Walter Energy, Inc.	62,600	3,032,970

Xstrata PLC (United Kingdom)	381,155	5,469,924

		49,464,274
Oil, gas, and consumable fuels (50.6%)

Alpha Natural Resources, Inc.(NON)	288,500	3,023,480

Anadarko Petroleum Corp.	67,400	4,111,400

BG Group PLC (United Kingdom)	521,837	10,044,695

Cabot Oil & Gas Corp.	64,600	2,102,084

Canadian Natural Resources, Ltd. (Canada)	210,100	6,033,370

Chevron Corp.	122,000	11,993,820

Cobalt International Energy, Inc.(NON)	109,978	2,491,002

CONSOL Energy, Inc.	52,000	1,460,160

Energen Corp.	47,000	2,075,050

ENI SpA (Italy)	301,956	5,855,603

EOG Resources, Inc.	38,600	3,832,980

Exxon Mobil Corp.	426,938	33,570,135

Hess Corp.	120,000	5,244,000

Inpex Corp. (Japan)	745	4,306,853

Kodiak Oil & Gas Corp.(NON)	150,200	1,218,122

Linn Energy, LLC (Units)	36,306	1,289,952

Marathon Oil Corp.	247,100	6,155,261

Nexen, Inc. (Canada)	147,136	2,307,792

Noble Energy, Inc.	66,900	5,650,374

OGX Petroleo e Gas Participacoes SA (Brazil)(NON)	165,500	845,204

Royal Dutch Shell PLC Class A (London Stock Exchange) (United Kingdom)	382,817	11,909,440

Royal Dutch Shell PLC Class A (Amsterdam Stock Exchange) (United Kingdom)	293,848	9,120,591

Southwestern Energy Co.(NON)	162,200	4,546,466

Swift Energy Co.(NON)	46,700	929,797

Total SA (France)	207,076	8,959,815

Tullow Oil PLC (United Kingdom)	276,903	6,142,084

		155,219,530
Paper and forest products (2.0%)

International Paper Co.	87,000	2,540,400

MeadWestvaco Corp.	128,100	3,522,747

		6,063,147

Total common stocks (cost $347,909,062)		$302,995,229

SHORT-TERM INVESTMENTS (1.3%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.177% to 0.192%, March 7, 2013(SEGSF)	$374,000	$373,573

U.S. Treasury Bills with effective yields ranging from 0.079% to 0.092%, August 23, 2012(SEGSF)	180,000	179,973

U.S. Treasury Bills with effective yields ranging from 0.071% to 0.111%, July 26, 2012(SEGSF)	544,000	543,924

U.S. Treasury Bills with effective yields ranging from 0.079% to 0.083%, June 28, 2012	343,000	342,979

Putnam Money Market Liquidity Fund 0.12%(e)	2,453,529	2,453,529

SSgA Prime Money Market Fund 0.10%(P)	130,000	130,000

Total short-term investments (cost $4,023,849)		$4,023,978

TOTAL INVESTMENTS

Total investments (cost $351,932,911)(b)		$307,019,207

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $205,078,316) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	6/20/12	$4,243,414	$4,488,612	$245,198
	British Pound	Sell	6/20/12	3,584,901	3,771,080	186,179
	Euro	Buy	6/20/12	503,168	538,844	(35,676)
	Swiss Franc	Buy	6/20/12	3,050,982	3,258,474	(207,492)
Barclays Bank PLC
	Australian Dollar	Buy	6/20/12	3,373,858	3,571,720	(197,862)
	British Pound	Sell	6/20/12	6,248,534	6,575,710	327,176
	Canadian Dollar	Buy	6/20/12	1,486,822	1,553,356	(66,534)
	Euro	Buy	6/20/12	6,971,761	7,419,494	(447,733)
	Hong Kong Dollar	Buy	6/20/12	4,089,474	4,089,993	(519)
	Japanese Yen	Buy	6/20/12	1,345,253	1,314,524	30,729
	Swiss Franc	Sell	6/20/12	1,898,780	2,029,877	131,097
Citibank, N.A.
	British Pound	Buy	6/20/12	3,615,106	3,805,239	(190,133)
	Canadian Dollar	Buy	6/20/12	2,037,594	2,129,090	(91,496)
	Euro	Sell	6/20/12	3,281,163	3,517,029	235,866
	Hong Kong Dollar	Buy	6/20/12	6,638,811	6,637,532	1,279
	Hong Kong Dollar	Sell	6/20/12	6,638,811	6,642,543	3,732
	Swiss Franc	Sell	6/20/12	455,361	486,967	31,606
Credit Suisse AG
	Australian Dollar	Buy	6/20/12	1,018,859	1,015,632	3,227
	British Pound	Sell	6/20/12	4,384,576	4,612,533	227,957
	Canadian Dollar	Buy	6/20/12	227,528	237,907	(10,379)
	Euro	Sell	6/20/12	1,265,277	1,355,413	90,136
	Japanese Yen	Buy	6/20/12	18,850,040	18,428,784	421,256
	Norwegian Krone	Buy	6/20/12	1,316,894	1,407,114	(90,220)
Deutsche Bank AG
	Australian Dollar	Sell	6/20/12	2,669,070	2,822,074	153,004
	Canadian Dollar	Buy	6/20/12	1,585,731	1,656,188	(70,457)
	Euro	Sell	6/20/12	1,726,030	1,849,854	123,824
	Swedish Krona	Buy	6/20/12	1,200,149	1,295,008	(94,859)
Goldman Sachs International
	Australian Dollar	Buy	6/20/12	2,015,541	2,043,707	(28,166)
	British Pound	Buy	6/20/12	699,504	735,953	(36,449)
	Euro	Buy	6/20/12	1,626,855	1,742,039	(115,184)
	Japanese Yen	Sell	6/20/12	1,170,313	1,144,037	(26,276)
	Norwegian Krone	Sell	6/20/12	1,367,722	1,460,361	92,639
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/20/12	10,982,764	11,773,144	(790,380)
	British Pound	Sell	6/20/12	2,034,249	2,140,750	106,501
	Hong Kong Dollar	Sell	6/20/12	2,384,208	2,380,537	(3,671)
	Norwegian Krone	Sell	6/20/12	317,832	339,206	21,374
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	6/20/12	1,575,511	1,667,697	(92,186)
	British Pound	Buy	6/20/12	4,720,998	4,967,992	(246,994)
	Canadian Dollar	Buy	6/20/12	843,627	924,758	(81,131)
	Euro	Sell	6/20/12	8,696,430	9,317,316	620,886
	Hong Kong Dollar	Sell	6/20/12	2,743,148	2,744,666	1,518
	Japanese Yen	Sell	6/20/12	2,188,422	2,143,390	(45,032)
	Swiss Franc	Buy	6/20/12	1,854,089	1,983,192	(129,103)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/20/12	2,044,040	2,160,447	(116,407)
	British Pound	Buy	6/20/12	4,947,693	5,195,860	(248,167)
	Canadian Dollar	Buy	6/20/12	1,859,229	1,941,603	(82,374)
	Euro	Sell	6/20/12	6,201,243	6,605,861	404,618
	Japanese Yen	Sell	6/20/12	160,656	156,931	(3,725)
	Swiss Franc	Sell	6/20/12	830,607	888,130	57,523
State Street Bank and Trust Co.
	Australian Dollar	Buy	6/20/12	1,873,339	1,982,759	(109,420)
	Canadian Dollar	Buy	6/20/12	2,168,537	2,265,966	(97,429)
	Euro	Buy	6/20/12	1,870,711	2,005,746	(135,035)
	Israeli Shekel	Buy	6/20/12	927,097	953,753	(26,656)
UBS AG
	Australian Dollar	Buy	6/20/12	1,488,847	1,575,779	(86,932)
	British Pound	Sell	6/20/12	7,247,782	7,747,176	499,394
	Canadian Dollar	Buy	6/20/12	4,399,205	4,412,981	(13,776)
	Euro	Buy	6/20/12	5,199,854	5,571,373	(371,519)
	Israeli Shekel	Buy	6/20/12	309,041	319,167	(10,126)
	Israeli Shekel	Sell	6/20/12	309,041	314,968	5,927
	Norwegian Krone	Buy	6/20/12	782,641	835,841	(53,200)
Westpac Banking Corp.
	Australian Dollar	Sell	6/20/12	1,262,412	1,334,734	72,322
	British Pound	Sell	6/20/12	2,981,253	3,136,966	155,713
	Canadian Dollar	Buy	6/20/12	90,198	64,545	25,653
	Euro	Buy	6/20/12	4,750,230	5,088,703	(338,473)
	Japanese Yen	Sell	6/20/12	6,648,938	6,499,691	(149,247)

Total						$(664,084)

Key to holding's abbreviations

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $306,759,586.
(b)	The aggregate identified cost on a tax basis is $353,007,073, resulting in gross unrealized appreciation and depreciation of $7,457,386 and $53,445,252, respectively, or net unrealized depreciation of $45,987,866.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,614 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $87,412,406 and $89,153,308, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,693,629 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	54.4%
	United Kingdom	20.5
	Canada	8.4
	Germany	4.4
	France	4.2
	Italy	1.9
	Switzerland	1.4
	Japan	1.4
	Norway	1.1
	Australia	1.1
	Belgium	0.5
	Other	0.7

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $283,384 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,645,208 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $309,776.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$124,651,285	$59,172,703	$—
Industrials	225,903	—	—
Materials	73,478,286	45,467,052	—
Total common stocks	198,355,474	104,639,755	—
Short-term investments	2,583,529	1,440,449	—

Totals by level	$200,939,003	$106,080,204	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(664,084)	$—

Totals by level	$—	$(664,084)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$4,276,334	$4,940,418

Total	$4,276,334	$4,940,418

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012